Cover	May 28, 2020
Cover [Abstract]
Entity Incorporation, State or Country Code	DE
Entity File Number	001-14989
Entity Tax Identification Number	25-1723342
Document Type	8-K
Entity Registrant Name	WESCO International, Inc.
Entity Address, Address Line One	225 West Station Square DriveSuite 700
Entity Address, Postal Zip Code	15219
Entity Address, City or Town	Pittsburgh,
Entity Address, State or Province	PA
City Area Code	(412)
Local Phone Number	454-2200
Entity Emerging Growth Company	false
Security Exchange Name	NYSE
Trading Symbol	WCC
Title of 12(b) Security	Common Stock, par value $.01 per share
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Document Period End Date	May 28, 2020
Entity Central Index Key	0000929008
Amendment Flag	false